Taxes on Income (Schedule of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income [Abstract]
Israel	$ (9,013)	$ (10,583)	$ (3,587)
United States	(515)	(524)	(270)
Loss before income tax expense	$ (9,528)	$ (11,107)	$ (3,857)